Events after the balance sheet date (Details) $ in Millions, $ in Billions			2 Months Ended	12 Months Ended
		Feb. 25, 2026 USD ($)	Feb. 26, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Feb. 11, 2026 USD ($)	Jan. 08, 2026 USD ($)	Jan. 08, 2026 HKD ($)	Dec. 31, 2025 HKD ($)
Disclosure of non-adjusting events after reporting period [line items]
Financial liabilities				$ 2,882,187	$ 2,682,252
Non-controlling interests				7,441	7,300
Total assets				3,233,034	3,017,048	$ 3,038,677
– total liabilities				3,027,368	2,824,775
Loss on disposal of operations	[1]			47	1,752	$ 61
$1,000m issued at 4.000% | Contingent convertible securities
Disclosure of non-adjusting events after reporting period [line items]
Notional amount				$ 1,000
Other equity instruments interest rate				4.00%						4.00%
Discontinued operations
Disclosure of non-adjusting events after reporting period [line items]
Total assets				$ 9,713	27,126
– total liabilities				23,382	$ 29,011
HSBC Life (UK) Limited
Disclosure of non-adjusting events after reporting period [line items]
Loss on disposal of operations				100
– foreign exchange reclassified to income statement on disposal or dilution of a foreign operation				200
HSBC Life (UK) Limited | Discontinued operations
Disclosure of non-adjusting events after reporting period [line items]
Total assets				6,624
– total liabilities				6,386
HSBC Life (UK) Limited | - assets held for sale | Discontinued operations
Disclosure of non-adjusting events after reporting period [line items]
Total assets				6,600
– total liabilities				6,400
Hang Seng Bank
Disclosure of non-adjusting events after reporting period [line items]
Non-controlling interests				7,000
Encumbered securities				$ 16,600						$ 129.3
Privatization of Subsidiary | Privatization Purchase Consideration | Hang Seng Bank
Disclosure of non-adjusting events after reporting period [line items]
Financial liabilities								$ 13,700	$ 106.0
Dividend distribution
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared before financial statements authorized for issue		$ 7,710	$ 7,710
Securities called upon | $1,000m issued at 4.000% | Contingent convertible securities
Disclosure of non-adjusting events after reporting period [line items]
Notional amount							$ 1,000
Other equity instruments interest rate							4.00%

[1]	In 2024, the amount includes a $1.0bn loss on disposal and a $5.2bn loss on the recycling in foreign currency translation reserve losses and other reserves arising on sale of our business in Argentina. This was partly offset by a gain of $4.6bn, inclusive of the recycling of $0.6bn in foreign currency translation reserve losses and $0.4bn of other reserves losses but excluding the $0.3bn gain on the foreign exchange hedging (see footnote 4 above) on the sale of our banking business in Canada. The amount in 2023 primarily reflected losses due to restrictions impacting the recoverability of assets in Russia, partly offset by a gain on sale of our retail banking operations in France.